Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Level	Fair Value
Assets:
September 30, 2023	Investments and cash held in Trust Account – Mutual Fund	1	$10,911,743

Liabilities:
September 30, 2023	Warrant Liabilities – Public Warrants	2	$276,000
September 30, 2023	Warrant Liabilities – Private Placement Warrants	3	$112,800
		Level	Fair Value
Assets:
December 31, 2022	Investments and cash held in Trust Account – Mutual Funds(1)	1	$775,917

Liabilities:
December 31, 2022	Warrant Liabilities – Public Warrants	2	$414,000
December 31, 2022	Warrant Liabilities – Private Placement Warrants	3	$169,200

(1)      As of December 31, 2022, $19,376,793 of mutual funds held in the Trust Account was deposited into the cash operating account maintained by the Trustee.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	Held to Maturity	Level	Fair Value
Assets:
December 31, 2022	Investments held in Trust Account – Mutual Funds(1)	1	$775,917

Liabilities:
December 31, 2022	Warrant Liabilities – Public Warrants	2	$414,000
December 31, 2022	Warrant Liabilities – Private Placement Warrants	3	$169,200
	Held to Maturity	Level	Fair Value
Assets:
December 31, 2021	Investments held in Trust Account – Mutual Funds	1	$276,026,092

Liabilities:
December 31, 2021	Warrant Liabilities – Public Warrants	2	$6,900,000
December 31, 2021	Warrant Liabilities – Private Placement Warrants	3	$2,932,800

(1)      As of December 31, 2022, $19,376,793 of mutual funds held in the Trust Account was deposited into the cash operating account maintained by the trustee.

Schedule of Key Inputs to Both Models For the Private Warrants

The key inputs to both models for the Private Warrants were as follows:

Input	September 30, 2023	December 31, 2022
Asset Price	$10.85	$10.09
Exercise Price	$11.50	$11.50
Merger Announcement Date	12/18/2022	12/18/2022
Expected Merger Date	01/20/2024	07/20/2023
Expiration Date	01/20/2029	07/20/2028
Call Price	N/A	N/A
Contractual Term	5.3	5.6
Risk-Free Rate	4.6%	4.0%
Volatility	12.0%	6.6%
Dividend Yield	0.0%	0.0%
Steps	N/A	N/A
The key inputs to both models for the Private Warrants were as follows:
Input	December 31, 2022	December 31, 2021
Asset Price	$10.09	$9.77
Exercise Price	$11.50	$11.50
Expected Merger Announcement Date	12/18/2022	3/31/2022
Expected Merger Date	07/20/2023	9/30/2022
Expiration Date	07/20/2028	9/30/2027
Call Price	N/A	N/A
Contractual Term	5.6	5.5
Risk-Free Rate	4.0%	1.3%
Volatility	6.6%	20.4%
Dividend Yield	0.0%	0.0%
Steps	N/A	N/A

Schedule of Changes in The Fair Value of Level 3 Warrant Liabilities

The following table presents the changes in the fair value of Level 3 warrant liabilities for the comparable period:

	Private Placement	Warrant Liabilities
Fair value as of December 31, 2022	$169,200	$169,200
Change in fair value	—	—
Fair value as of March 31, 2023	$169,200	$169,200
Change in fair value	—	—
Fair value as of June 30, 2023	$169,200	$169,200
Change in fair value	(56,400)	(56,400)
Fair value as of September 30, 2023	$112,800	$112,800
	Private Placement	Warrant Liabilities
Fair value as of December 31, 2021	$2,932,800	$2,932,800
Change in fair value	(1,974,000)	(1,974,000)
Fair value as of March 31, 2022	958,800	958,800
Change in fair value	(282,000)	(282,000)
Fair value as of June 30, 2022	676,800	676,800
Change in fair value	(394,800)	(394,800)
Fair value as of September 30, 2022	$282,000	$282,000
The following table presents the changes in the fair value of Level 3 warrant liabilities for the years ended December 31, 2022 and 2021:
	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2021	$2,932,800	$—	$2,932,800
Change in fair value	(2,763,600)	—	(2,763,600)
Fair value as of December 31, 2022	$169,200	$—	$169,200
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement on January 20, 2021	8,798,400	18,078,000	26,876,400
Change in fair value	(5,865,600)	(11,178,000)	(17,043,600)
Transfers to Level 1	—	(6,900,000)	(6,900,000)
Fair value as of December 31, 2021	$2,932,800	$—	$2,932,800